Related Party Transactions (Details 1) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Amounts settled in cash or shares during the period
Other transactions with key management	$ 123,958	$ 173,020	$ 35,792
Rental of an office suite from Wattle Laboratories Pty Ltd [Member]
Amounts settled in cash or shares during the period
Other transactions with key management	53,958	33,020	35,792
Services rendered by Grandlodge Capital Pty Ltd [Member]
Amounts settled in cash or shares during the period
Other transactions with key management	$ 70,000	$ 140,000